Form N-1A Cover	Aug. 20, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	ETF OPPORTUNITIES TRUST
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 20, 2025
Prospectus Date	Dec. 31, 2024